Lease Prepayments and Other Non-current Assets (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	¥ 747,249
Closing net book amount	858,283	¥ 747,249
Land use rights [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	374,172	379,704
Additions	0	0
Charge for the year	(14,815)	(14,598)
Reclassified to prepayments		0
Transferred from property, plant and equipment		9,066
Transferred to assets classified as held for sale	(24,331)
Closing net book amount	335,026	374,172
Other Intangible assets [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	23,489	26,411
Additions	3,008	0
Charge for the year	(5,929)	(2,922)
Reclassified to prepayments		0
Transferred from property, plant and equipment		0
Transferred to assets classified as held for sale	0
Closing net book amount	20,568	23,489
Long-term prepaid expense [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	349,588	299,341
Additions	374,519	491,288
Charge for the year	(221,418)	(228,115)
Reclassified to prepayments		(212,926)
Transferred from property, plant and equipment		0
Transferred to assets classified as held for sale	0
Closing net book amount	502,689	349,588
Total [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	747,249	705,456
Additions	377,527	491,288
Charge for the year	(242,162)	(245,635)
Reclassified to prepayments		(212,926)
Transferred from property, plant and equipment		9,066
Transferred to assets classified as held for sale	(24,331)
Closing net book amount	¥ 858,283	¥ 747,249